Current Receivables (Tables)	12 Months Ended
Jun. 30, 2023
Statement [LineItems]
Disclosure of Current Receivables

	Consolidated
	June 30, 2023	June 30, 2022
	A$	A$
GST and VAT receivables	1,781,734	2,088,394
Receivable for grant income	6,039,650	6,267,855
Accounts receivables	130,677	17,358

	7,952,061	8,373,607